Himax Technologies, Inc. (the Parent Company only) (Details 3) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income		$ 48,747	$ 21,462	$ 63,903
Cash flows from investing activities:
Purchases of available-for-sale marketable securities		(30,248)	(63,051)	(23,766)
Purchases of equity method investments		(37)	(3,708)	0
Proceeds from disposals of equity method investments	$ 179	0	179	0
Cash paid for loan made to related party		(7,150)	0	0
Cash flows from financing activities:
Distribution of cash dividends		(22,348)	(51,364)	(46,042)
Proceeds from short-term debt		230,000	412,303	417,500
Repayment of short-term debt		(272,000)	(362,303)	(393,000)
Net increase (decrease) in cash		54,623	(55,637)	58,146
Cash and cash equivalents at beginning of year	185,466	129,829	185,466	127,320
Cash and cash equivalents at end of year		184,452	129,829	185,466
Supplemental disclosures of cash flow information:
Interest paid during the year		637	516	592
Income taxes paid during the year		11,534	12,505	13,311
Parent Company [Member]
Cash flows from operating activities:
Net income		50,912	25,195	66,598
Adjustments to reconcile net income to net cash povided by operating activities:
Equity in earnings from subsidiaries and affiliates		(55,191)	(20,820)	(49,656)
Gain on sale of investment securities		0	(1,682)	(10,743)
Changes in:
Other current assets		491	221	(775)
Other current liabilities		(100)	157	(5)
Net cash provided by (used in) operating activities		(3,888)	3,071	5,419
Cash flows from investing activities:
Purchases of available-for-sale marketable securities		(173)	(4,625)	0
Proceeds from disposals of investment in non-marketable equity securities		0	1,682	14,743
Purchases of equity method investments		0	(3,708)	0
Proceeds from disposals of equity method investments		64,513	0	0
Proceeds from capital reduction of investments		431	0	1,168
Cash paid for loan made to related party		(7,150)	0	0
Net cash provided by (used in) investing activities		57,621	(6,651)	15,911
Cash flows from financing activities:
Distribution of cash dividends		(22,348)	(51,364)	(46,042)
Proceeds from short-term debt		192,000	351,000	370,500
Repayment of short-term debt		(234,000)	(301,000)	(346,000)
Investment returned from subsidiaries		0	0	11
Proceeds from issue of RSUs from subsidiaries		1,081	5,311	6,754
Proceeds from (repayment of) debt from a subsidiary		8,757	797	(6,449)
Net cash provided by (used in) financing activities		(54,510)	4,744	(21,226)
Net increase (decrease) in cash		(777)	1,164	104
Cash and cash equivalents at beginning of year	$ 372	1,536	372	268
Cash and cash equivalents at end of year		759	1,536	372
Supplemental disclosures of cash flow information:
Interest paid during the year		563	453	431
Income taxes paid during the year		$ 0	$ 0	$ 0